Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2022
Investment in a Joint Venture [Abstract]
Schedule of investment in a joint venture
	2022	2021
	USD	USD

Opening balance at 1 January	48,142	-
Investment in joint venture	1,068,408	142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(283,055)	(94,210)
Investment at 31 December	833,495	48,142

Schedule of summarized statement of financial position of Vibe Music Arabia-LLC
Summarized statement of financial position of Vibe Music Arabia-LLC:	2022	2021
	USD	USD

Non-current assets	364,743	-
Current assets	1,389,486	142,352
Current Liabilities	(87,239)	(94,210)
	1,666,990	48,142

Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC
	2022	2021
	USD	USD

Revenue	34,613	-
Cost of revenue	(35,338)	-
Gross profit / Loss	(725)	-

Selling and distribution expenses	(38,706)	-
General and administrative expenses	(517,326)	(188,356)
Finance cost	(4,956)	(64)
Net foreign exchange differences	(4,397)	-
Total comprehensive loss for the year	(566,110)	(188,420)

Group’s share of loss for the year (50%)	(283,055)	(94,210)